Document and Entity Information	Jul. 31, 2023
Prospectus [Line Items]
Registrant Name	EATON VANCE MUNICIPALS TRUST
Registrant CIK	0000778365
SEC Form	485BPOS
Period end date	Jul. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false